Significant accounting judgments, estimates and assumptions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Weighted [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 2,608,403
Upside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	2,446,692
Base Case [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	2,590,188
Downside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 2,851,959